Investment Strategy	Dec. 31, 2025
Northern Trust Tax-Exempt Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to measure the performance of the investment-grade segment of the U.S. municipal bond market as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”), but excludes bonds issued by U.S. territories, such as Puerto Rico (but debt issued by the District of Columbia is included), and certain other bonds as determined by the Index Provider. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody's Ratings (“Moody's”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”). A security is considered investment grade, if at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three credit ratings agencies, two of the three ratings must be Baa3/BBB— or higher; if rated by two agencies, the lowest rating must be Baa3/BBB— or higher; and if rated by a single agency, the security must be rated Baa3/BBB— or higher and have a fixed coupon schedule. Each bond must also be denominated in U.S. dollars; must be a constituent of a deal where the original offering amount was at least $100 million; and have a minimum par amount of $10 million. In addition, to be included in the Underlying Index, each bond must have a minimum term to maturity or call date greater than or equal to one calendar day.
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
As of December 31, 2025, the weighted average life to maturity of the bonds included in the Underlying Index was approximately 12.23 years. The Fund seeks to maintain an average maturity consistent with that of the Underlying Index.
The Fund may also invest its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as debt instruments or other securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Northern Trust Intermediate Tax-Exempt Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to measure the performance of the investment-grade segment of the U.S. municipal bond market with maturities of less than 15 years as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”), but excludes bonds issued by U.S. territories, such as Puerto Rico (but debt issued by the District of Columbia is included), and certain other bonds as determined by the Index Provider. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody's Ratings (“Moody's”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”). A security is considered investment grade, if at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three credit ratings agencies, two of the three ratings must be Baa3/BBB— or higher; if rated by two agencies, the lowest rating must be Baa3/BBB— or higher; and if rated by a single agency, the security must be rated Baa3/BBB— or higher and have a fixed coupon schedule. Each bond must also be denominated in U.S. dollars; must be a constituent of a deal where the original offering amount was at least $100 million; and have a minimum par amount of $10 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than 15 years and greater than or equal to one calendar day.
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
As of December 31, 2025, the weighted average life to maturity of the bonds included in the Underlying Index was approximately 6.96 years. The Fund considers intermediate-term bonds to be those that have a maturity in the same range as those included in the Underlying Index. The Fund seeks to maintain an average maturity consistent with that of the Underlying Index.
The Fund may also invest its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as debt instruments or other securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying
Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Northern Trust Short-Term Tax-Exempt Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to measure the performance of the investment-grade segment of the U.S. municipal bond market with maturities of less than five years as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”), but excludes bonds issued by U.S. territories, such as Puerto Rico (but debt issued by the District of Columbia is included), and certain other bonds as determined by the Index Provider. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody's Ratings (“Moody's”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”). A security is considered investment grade, if at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three credit ratings agencies, two of the three ratings must be Baa3/BBB— or higher; if rated by two agencies, the lowest rating must be Baa3/BBB— or higher; and if rated by a single agency, the security must be rated Baa3/BBB— or higher and have a fixed coupon schedule. Each bond must also be denominated in U.S. dollars; must be a constituent of a deal where the original offering amount was at least $100 million; and have a minimum par amount of $10 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than five years and greater than or equal to one calendar day.
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
As of December 31, 2025, the weighted average life to maturity of the bonds included in the Underlying Index was approximately 2.59 years. The Fund considers short-term bonds to be those that have a maturity in the same range as those included in the Underlying Index. The Fund seeks to maintain an average maturity consistent with that of the Underlying Index.
The Fund may also invest its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as debt instruments or other securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying
Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2030 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund’s portfolio is currently comprised of five rungs with clusters of maturities throughout 2026, 2027, 2028, 2029 and 2030. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax-exempt bonds”). A tax-exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax-exempt bonds in which the Fund invests may include:
▪General obligation bonds secured by the issuer’s full faith, credit and taxing power;▪Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;▪Industrial development bonds;▪Moral obligation bonds;▪Tax-exempt derivative instruments;▪Stand-by commitments;▪Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and▪Variable rate demand obligations.
The Fund primarily invests in investment grade tax-exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2035 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of 10 rungs with clusters of maturities throughout 2026 and each subsequent year through 2035. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax-exempt bonds”). A tax-exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax-exempt bonds in which the Fund invests may include:
▪General obligation bonds secured by the issuer’s full faith, credit and taxing power;▪Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;▪Industrial development bonds;▪Moral obligation bonds;▪Tax-exempt derivative instruments;▪Stand-by commitments;▪Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and▪Variable rate demand obligations.
The Fund primarily invests in investment grade tax-exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2045 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of 20 rungs with clusters of maturities throughout 2026 and each subsequent year through 2045. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax-exempt bonds”). A tax-exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax-exempt bonds in which the Fund invests may include:
▪General obligation bonds secured by the issuer’s full faith, credit and taxing power;▪Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
▪Industrial development bonds;
▪Moral obligation bonds;
▪Tax-exempt derivative instruments;
▪Stand-by commitments;
▪Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and
▪Variable rate demand obligations.
The Fund primarily invests in investment grade tax-exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2055 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of 30 rungs with clusters of maturities throughout 2026 and each subsequent year through 2055. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax-exempt bonds”). A tax-exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax-exempt bonds in which the Fund invests may include:
▪General obligation bonds secured by the issuer’s full faith, credit and taxing power;▪Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
▪Industrial development bonds;
▪Moral obligation bonds;
▪Tax-exempt derivative instruments;
▪Stand-by commitments;
▪Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and
▪Variable rate demand obligations.
The Fund primarily invests in investment grade tax-exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in TIPS with different maturity dates (or “rungs”) through the year 2030 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of five rungs with clusters of maturities throughout 2026, 2027, 2028, 2029 and 2030.
As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted, or CPI-U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI-U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in TIPS with different maturity dates (or “rungs”) through the year 2035 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of 10 rungs with clusters of maturities throughout 2026 and each subsequent year through 2035. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted, or CPI-U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI-U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in TIPS with different maturity dates (or “rungs”) through the year 2045 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of 20 rungs with clusters of maturities throughout 2026 and each subsequent year through 2045. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted, or CPI-U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI-U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.

Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund invests in TIPS with different maturity dates (or “rungs”) through the year 2055 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund's portfolio is currently comprised of 30 rungs with clusters of maturities throughout 2026 and each subsequent year through 2055. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted, or CPI-U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI-U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.